Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (16,171)	$ (13,113)	$ (26,754)	$ (23,265)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	603	608	1,210	1,128
Stock-based compensation	2,240	37	69	93
Amortization of operating lease right-of use assets	185	221	440	116
Change in fair value of convertible promissory notes and convertible promissory notes due to related parties	2,784	15	177	143
Related party noncash interest expense	91	1,035	2,271	1,305
Changes in operating assets and liabilities:
Accounts receivable	29		(29)	111
Prepaid expenses and other current assets	(296)	(141)	57	(48)
Accounts payable and accrued expenses	298	(143)	443	959
Operating lease liabilities	(190)	(217)	(437)	(116)
Other, net	(17)	(10)	(4)	26
Net cash used in operating activities	(10,444)	(11,708)	(22,557)	(19,548)
Investing activities
Purchases of property and equipment		(96)	(101)	(403)
Purchase of capitalized software	(30)	(27)	(62)	(56)
Net cash used in investing activities	(30)	(123)	(163)	(459)
Financing activities
Proceeds from exercise of common stock options	12	12	161	63
Proceeds from related party loans	5,000	12,500	23,000	20,500
Repayments on payroll protection program loan		(675)	(675)	(404)
Net cash provided by financing activities	11,829	11,837	22,486	20,159
Net increase in cash, cash equivalents, and restricted cash	1,355	6	(234)	152
Cash, cash equivalents, and restricted cash at the beginning of period	117	351	351	199
Cash, cash equivalents, and restricted cash at the end of period	$ 1,472	$ 357	117	351
Supplemental disclosure of noncash investing and financing activities
Related party loans and interest payable converted into common stock			66,139
Operating lease right-of use asset obtained in exchange for lease liability				738
Property and equipment included in Accounts payable and accrued expenses			$ 8	$ 98